CONSOLIDATED BALANCE SHEETS (USD $)	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 641,009	$ 724,982	$ 577,238	$ 766,602
Restricted cash	265,310	265,173	264,992
Accounts receivable, net of allowance of $86,372, $72,535, $35,535, and $47,595 respectively	493,587	364,788	239,671	215,099
Accounts receivable, secured - related party				772,793
Note receivable from officer, secured - related party				150,000
Prepaid expenses	350,022	165,426	192,533	103,268
Net assets from discontinued operations (Note 1)	257,322	113,822	393,214	632,135
Other current assets			69,000	210
Total current assets	2,007,250	1,634,191	1,736,648	2,640,107
Property and equipment:
Call center equipment	121,313	121,313	121,313	121,313
Computer and office equipment	64,336	61,036	45,718	38,577
Furniture and fixtures	32,914	32,914	11,336
Library (online)	100,000	100,000	100,000	100,000
Software	1,619,226	1,518,142	1,388,824	927,455
Vehicle				39,736
Total	1,937,789	1,833,405	1,667,191	1,227,081
Less accumulated depreciation and amortization	(648,629)	(569,665)	(455,871)	(229,972)
Total property and equipment, net	1,289,160	1,263,740	1,211,320	997,109
Courseware, net	178,124	208,095	253,571	369,831
Accounts receivable, secured - related party, net of allowance of $502,315, $502,315, $502,315 and $0, respectively	270,478	270,478	270,478
Other assets	25,181	25,181	25,181	6,559
Total assets	3,770,193	3,401,685	3,497,198	4,013,606
Current liabilities:
Accounts payable	431,855	313,405	215,796	414,147
Accrued expenses	126,462	128,569	75,912	128,303
Deferred revenue	997,662	1,158,473	1,036,540	835,694
Notes payable, current portion				6,383
Loan payable to stockholder	1,000,491	491	491
Deferred rent, current portion	11,238	10,418	6,257	4,291
Convertible notes payable, current portion	200,000	200,000
Net liabilities from discontinued operations (Note 1)	332,817	124,504	226,430	719,107
Other current liabilities			69,000
Total current liabilities	3,100,525	1,935,860	1,630,426	2,107,925
Line of credit	245,482	250,000	250,000	233,215
Loans payable (includes $50,000 to related parties)				200,000
Convertible notes payable (includes $600,000 to related parties)	600,000	600,000	800,000
Notes payable				8,768
Deferred rent	18,271	21,450	15,017	21,274
Total liabilities	3,964,278	2,807,310	2,695,443	2,571,182
Commitments and contingencies - See Note 10
Temporary equity:
Series A preferred stock, $0.001 par value; 850,500 shares designated, none, none, and 850,395 shares issued and outstanding, respectively				809,900
Series D preferred stock, $0.001 par value; 3,700,000 shares designated, none, none, and 1,176,750 shares issued and outstanding, respectively (liquidation value of $1,176,750)				1,109,268
Series E preferred stock, $0.001 par value; 2,000,000 shares designated, none, none, and 1,700,000 shares issued and outstanding, respectively (liquidation value of $1,700,000)				1,550,817
Total temporary equity				3,469,985
Stockholders' equity (deficiency):
Preferred stock, $0.001 par value; 10,000,000 shares authorized
Series C preferred stock, $0.001 par value; 11,411,400 shares designated, none, none, and 11,307,450 shares issued and outstanding, respectively (liquidation value of $11,307)				11,307
Series B preferred stock, $0.001 par value; 368,421 shares designated, none, none, and 368,411 shares issued and outstanding, respectively				368
Common stock, $0.001 par value; 120,000,000 shares authorized, 59,390,365 issued and 59,190,365 outstanding at July 31, 2013 and 58,573,222 issued and 58,373,222 outstanding at April 30, 2013, 55,243,719 issued and 55,043,719 outstanding at December 31, 2012 and 11,837,930 issued and outstanding at December 31, 2011	59,190	58,573	55,244	11,838
Additional paid-in capital	13,662,387	13,345,888	12,153,615	3,275,296
Treasury stock (200,000 shares)	(70,000)	(70,000)	(70,000)
Accumulated deficit	(13,845,662)	(12,740,086)	(11,337,104)	(5,326,370)
Total stockholders' equity (deficiency)	(194,085)	594,375	801,755	(2,027,561)
Total liabilities and stockholders' equity (deficiency)	$ 3,770,193	$ 3,401,685	$ 3,497,198	$ 4,013,606